SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2019 USD ($) class	Dec. 31, 2019 CNY (¥) class	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenues
Number of class of services in a portfolio of content and application delivery to total solutions		1	1
Accounts receivables and contract liabilities
Accounts receivables		$ 15,170		¥ 210,476		¥ 105,608
Advances from Customers		2,201		18,598		¥ 15,323
Disaggregation of revenue		131,953	¥ 918,628	922,591	¥ 852,568
CDN Services
Accounts receivables and contract liabilities
Disaggregation of revenue		93,096	648,117	709,498	669,938
IDC Services
Accounts receivables and contract liabilities
Disaggregation of revenue		36,704	255,524	185,973	149,316
IX Services
Accounts receivables and contract liabilities
Disaggregation of revenue		$ 2,153	¥ 14,987	¥ 27,120	¥ 33,314
Beijing Blue IT | All services
Accounts receivables and contract liabilities
Value-added tax	6.00%